Note 47 Number Of Shares Explanatory (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Variable Remuneration For Non Executive Directors [Line Items]
Fixed remuneration	€ 7,319,000
Senior management remuneration [Member]
Variable Remuneration For Non Executive Directors [Line Items]
Variable remuneration in cash	€ 0	€ 610,000
Variable remuneration in shares	0	107,740

[1]	Remuneration corresponding to the deferred AVR for the 2017 financial year to be paid in 2021, in the case of members who were beneficiaries, along with its update in cash